Provisions - Movement of the provision for closure of mining units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions
Accretion expense	$ 11,461	$ 8,476
Disbursements	(21,748)	(25,277)
Classification by maturity:
Current portion	62,075	53,900	$ 107,491
Non-current portion	370,528	306,400	193,209
Closure of mining units and exploration projects [Member]
Provisions
Beginning balance	316,918	259,366
Continuing mining units	67,231	65,397
Discontinued mining units	3,550	555
Exploration projects, note 27(a)	5,783	496
Additions (reversals) in estimates and reclassifications	76,564	66,448
Continuing mining units, note 28(a)	9,573	7,563
Exploration projects, note 28(a)	1,278	518
Discontinued mining units	170	395
Accretion expense	11,021	8,476
Disbursements	(17,371)	(17,372)
Ending balance	387,132	316,918
Classification by maturity:
Current portion	32,279	25,758
Non-current portion	354,853	291,160
Provision for closure of mining units and exploration projects	$ 387,132	$ 316,918	$ 259,366